CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Allowance for doubtful accounts	¥ 109,315	$ 15,702	¥ 83,991
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	1,745,119	250,670	1,835,765
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 272,078	$ 39,082	¥ 174,476
Treasury stock, shares			45,273,040
Variable Interest Entity Primary Beneficiary Aggregated Disclosure Non-recourse [Member]
Current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 132,547	$ 19,040	¥ 107,139
Non-current liabilities of the VIEs and VIE's subsidiaries without recourse to the Company	¥ 35,786	$ 5,140	¥ 6,414
Common Class A [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	435,084,177	435,084,177	475,357,217
Ordinary shares, shares outstanding	431,985,016	431,985,016	419,253,027
Common Class B [Member]
Ordinary shares, par value | $ / shares		$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	957,985,982	957,985,982	957,985,982
Ordinary shares, shares outstanding	946,017,565	946,017,565	946,017,565